Issued Capital	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Issued Capital

12 Issued Capital

Following the Business Combination, the Company has authorized 555,000,000 shares including 500,000,000 Class A Ordinary Shares, 50,000,000 Class B Ordinary Shares, and 5,000,000 Preference Shares, each of par value $0.0001 per share. In addition, the Company has three classes of warrants (i.e., Public Warrants, Private Warrants and PIPE Warrants) issued and outstanding.

	30 June 2025		30 June 2024		30 June 2023
	Number of shares (Class A)	Share Capital AUD$	Number of shares (Class A)	Share Capital AUD$	Number of shares (Class A)	Share Capital AUD$
Issuance of shares to AOI shareholders	18,646,643	2,860	18,646,643	2,860	18,646,643	2,860
Issuance of shares to SPAC shareholders	124,768	19	124,768	19	-	-
Issuance of shares to SPAC Founders	2,666,900	409	2,666,900	409	-	-
Conversion of JSKS Loan	4,452,479	445	-	-	-	-
Conversion of convertible notes	371,957	45	150,000	23	-	-
Issuance of shares in exchange for advisory services	694,391	107	694,391	107	-	-

Conversion of rights	941,400	144	941,400	144	-	-

	27,898,538	4,029	23,224,102	3,562	18,646,643	2,860

●	There was no movement in class B ordinary shares, preference shares.

Share premium:

	30 June 2025	30 June 2024	30 June 2023
	Share Premium	Share Premium	Share Premium
Issuance of shares to AOI shareholders	2,579,627	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	3,024,191	-
Issuance of shares to SPAC Founders	(5,791,835)	(5,791,835)	-
Conversion of JSKS Loan	4,998,067	-	-
Conversion of convertible notes	2,530,804	2,300,590	-
Issuance of shares in exchange for advisory services	(107)	(107)	-
Conversion of rights	(144)	(144)	-
Issuance of convertible note – equity component	140,495	140,495	-
Recapitalization costs	16,126,854	16,126,854	-

	23,607,952	18,379,671	2,579,627
Less:
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	(1,315,013)	-
	22,292,939	17,064,658	2,579,627